SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 MYR (RM) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 MYR (RM) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Product Information [Line Items]
Allowance for the doubtful accounts	$ 0				$ 0			$ 0	$ 0		$ 0
Inventories write-down					36,636				0		0
Impairment of long-lived assets					0				0		0
Forfeited coupon income	4,115	$ 61,368			11,226		61,368		170,431		0
Net revenues	303,786	1,510,208			605,566		1,510,208		3,434,561
Cost of revenue	35,623	471,554			113,214		471,554	383,479	775,855		1,200,829
Selling expenses	100,838	108,894			216,952		109,356		376,582		7,846
Advertising costs	8,721	2,882			16,658		2,882	0	14,339		0
Commission expenses	92,774	382,498			181,213		382,498	0	830,659		0
Defined contribution plan expense	27,067	23,710			$ 53,034		23,710	0	$ 75,802		0
Income tax examination, likelihood of unfavorable settlement					greater than 50%	greater than 50%			greater than 50%	greater than 50%
Penalties and interest incurred	395	$ 0			$ 395		$ 0	$ 0	$ 0		$ 0
Noncontrolling interest, description					Non-controlling interest mainly consists of approximately 0.01% (3 ordinary shares out of 9,590,599 shares) of the equity interests of ASL held by three individuals.	Non-controlling interest mainly consists of approximately 0.01% (3 ordinary shares out of 9,590,599 shares) of the equity interests of ASL held by three individuals.			Non-controlling interest mainly consists of approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals.	Non-controlling interest mainly consists of approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals.
Non-controlling interest	$ 0				$ 0				$ 0
Potentially dilutive securities outstanding | shares	0	0			0	0	0	0	0	0	0
Allowance for doubtful accounts								$ 0	$ 0		$ 0
Accumulated other comprehensive (loss) income	$ 106,385				$ 106,385			9,785	181,016		9,785
Commission expenses	92,774	$ 382,498			$ 181,213		$ 382,498		$ 830,659
Agape Superior Living S D N B H D [Member]
Product Information [Line Items]
Goods and service tax description											The Goods and Services Tax (“GST”) was enforced from April 1, 2015 to June 1, 2018, where goods and services were subjected to a standard GST rate of 6%. The Malaysian tax authorities reverted to the Sales and Service Tax (“SST”) on September 1, 2018. The standard SST rates on products and services are 10% and 6%, respectively.
Social Security Organization [Member]
Product Information [Line Items]
Salary percentage					1.75%	1.75%			1.75%	1.75%
Monthly salary | RM						RM 4,000				RM 4,000
Employees Provident Fund [Member]
Product Information [Line Items]
Salary percentage					12.00%	12.00%			12.00%	12.00%
Employment Insurance System [Member]
Product Information [Line Items]
Salary percentage					0.20%	0.20%			0.20%	0.20%
Monthly salary | RM										RM 4,000
Human Resource Development Fund [Member]
Product Information [Line Items]
Salary percentage					1.00%	1.00%			1.00%	1.00%
Agape Superior Living S D N B H D [Member]
Product Information [Line Items]
Allowance for the doubtful accounts			$ 0					0			$ 0
Forfeited coupon income			25,836	$ 0							46,304	$ 0
Net revenues			1,241,252	1,214,600							4,139,359	14,393,762
Advertising costs			23,740	49,232							267,543	26,110
Defined contribution plan expense			26,033	35,894							129,669	92,022
Penalties and interest incurred			0	0
Accumulated other comprehensive (loss) income			$ (25,534)					$ 75,637			$ 75,637	81,108
Foreign currency translation			1.00					1.00			1.00
Shipping and handling charges			$ 931	6,276							$ 13,801	8,304
Commission expenses			$ 411,266	$ 601,205							$ 1,611,172	$ 7,045,419
Foreign currency translation, description											The average translation rates applied to statement of income accounts for the years ended December 31, 2019 and 2018 were 4.14 RM and 4.03 RM to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.
Agape Superior Living S D N B H D [Member] | Employees Provident Fund [Member]
Product Information [Line Items]
Salary percentage			12.00%
Agape Superior Living S D N B H D [Member] | Employees Insurance System [Member]
Product Information [Line Items]
Salary percentage			0.20%
Agape Superior Living S D N B H D [Member] | Social Security Organization [Member]
Product Information [Line Items]
Salary percentage			1.75%								1.75%
Agape Superior Living S D N B H D [Member] | Human Resource Development Fund [Member]
Product Information [Line Items]
Salary percentage			1.00%								100.00%
Agape Superior Living S D N B H D [Member] | Employees Provident Fund [Member] | Minimum [Member]
Product Information [Line Items]
Salary percentage											1200.00%
Agape Superior Living S D N B H D [Member] | Employees Provident Fund [Member] | Maximum [Member]
Product Information [Line Items]
Salary percentage											1300.00%
Agape Superior Living S D N B H D [Member] | Employment Insurance System [Member]
Product Information [Line Items]
Salary percentage											20.00%
Agape Superior Living S D N B H D [Member] | Other Comprehensive Income (Loss) [Member]
Product Information [Line Items]
Foreign currency translation			1.00	1.00
Agape Superior Living S D N B H D [Member] | Malaysian Ringgit [Member]
Product Information [Line Items]
Foreign currency translation			4.33					4.09			4.09	4.13
Agape Superior Living S D N B H D [Member] | Malaysian Ringgit [Member] | Employment Insurance System [Member]
Product Information [Line Items]
Monthly salary			$ 40
Agape Superior Living S D N B H D [Member] | Malaysian Ringgit [Member] | Social Security Organization [Member]
Product Information [Line Items]
Monthly salary			$ 4,000								$ 4,000
Agape Superior Living S D N B H D [Member] | Malaysian Ringgit [Member] | Employees Provident Fund [Member]
Product Information [Line Items]
Monthly salary											5,000
Agape Superior Living S D N B H D [Member] | Malaysian Ringgit [Member] | Employment Insurance System [Member]
Product Information [Line Items]
Monthly salary											4,000
Agape Superior Living S D N B H D [Member] | Malaysian Ringgit [Member] | Other Comprehensive Income (Loss) [Member]
Product Information [Line Items]
Foreign currency translation			4.21	4.08
Health And Wellness Products [Member]
Product Information [Line Items]
Net revenues					$ 68,550				$ 116,541
Health And Wellness Products [Member] | Agape Superior Living S D N B H D [Member]
Product Information [Line Items]
Net revenues			$ 1,420,392								1,484,614
Health And Wellness Services [Member]
Product Information [Line Items]
Net revenues	653	0			5,746		0
Shipping and Handling [Member]
Product Information [Line Items]
Selling expenses	$ 2,990	$ 2,555			$ 5,272		$ 2,555	$ 0	$ 9,315		$ 0